Other reserves (Tables)	6 Months Ended
Jun. 30, 2020
18. Other reserves
Other reserves
18. Other reserves
	As at	As at
	30.06.20	31.12.19
	£m	£m
Currency translation reserve	4,564	3,344
Fair value through other comprehensive income reserve	(565)	(187)
Cash flow hedging reserve	1,914	1,002
Own credit reserve	123	(373)
Other reserves and treasury shares	960	974
Total	6,996	4,760